Property and Equipment, Net - Summary of Depreciation Expense on Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 205,937	$ 173,287	$ 112,968
Cost of Revenue
Property, Plant and Equipment [Line Items]
Total depreciation expense	36,026	73,829	57,607
Selling and Marketing Expense
Property, Plant and Equipment [Line Items]
Total depreciation expense	76,649	13,295	7,486
Research and Development Expense
Property, Plant and Equipment [Line Items]
Total depreciation expense	35,171	11,024	14,588
General and Administrative Expense
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 58,091	$ 75,139	$ 33,287